Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001785566
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39229
Entity Registrant Name	ZHONGCHAO INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 2504
Entity Address, Address Line Two	OOCL Tower
Entity Address, Address Line Three	841 Yan’an Middle Road
Entity Address, City or Town	Jing’An District
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
Title of 12(b) Security	Class A Ordinary shares, par value $0.001
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Amendment Description	Zhongchao Inc. (the “Company”) is filing this Amendment No. 1 (this “Form 20-F/A”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2024 (the “Original Form 20-F”), as originally filed with the Securities and Exchange Commission on April 25, 2025. This Form 20-F/A is being filed solely for the purpose of updating the disclosure in Item 16G of Part II of the Original Form 20-F. In accordance with Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Item 16G of Part II of the Original Form 20-F is hereby amended and restated in its entirety.This Form 20-F/A includes new certifications as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, from our Chief Executive Officer and Chief Financial Officer, dated as of the date of filing of this Form 20-F/A. Because no financial statements have been included in this Form 20-F/A and this Form 20-F/A does not contain or amend any disclosure with respect to Item 15, paragraphs 3, 4 and 5 of the certifications have been omitted.Except as described above or as otherwise expressly provided by the terms of this Form 20-F/A, no other changes have been made to the Original Form 20-F. Except as otherwise indicated herein, this Form 20-F/A continues to speak as of the date of the Original Form 20-F, and the Company has not updated the disclosures contained therein to reflect any events that occurred subsequent to the date of the Original Form 20-F.
Amendment Flag	true
Document Fiscal Period Focus	FY
No Trading Symbol Flag	true
Class A Ordinary Share
Document Information Line Items
Entity Common Stock, Shares Outstanding	24,839,131
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	549,772
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 2504
Entity Address, Address Line Two	OOCL Tower
Entity Address, Address Line Three	841 Yan’an Middle Road
Entity Address, City or Town	Jing’An District
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
Contact Personnel Name	Weiguang Yang
City Area Code	021
Local Phone Number	32205987